Other information - Provisional and definitive price allocation of the net assets acquired (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other information
Current assets		€ 486	€ 408
Goodwill		33	25
Current and non-current liabilities	€ (82)	(1,825)	(622)
Net effects of investments	234	2,056	1,680
Total purchase price	234	2,060	1,432
Non-controlling interests		€ (1)	€ (2)
Plenitude | Renewables and Retail | Provisional allocation
Other information
Current assets	5
Property, plant and equipment	71
Goodwill	5
Other non-current assets	52
Cash and cash equivalent (Net borrowings)	(53)
Current and non-current liabilities	(5)
Net effects of investments	75
Plenitude | Renewables and Retail | Definitive allocation
Other information
Current assets	5
Property, plant and equipment	71
Goodwill	5
Other non-current assets	52
Cash and cash equivalent (Net borrowings)	(53)
Current and non-current liabilities	(5)
Net effects of investments	75
Enilive | Atenoil | Provisional allocation
Other information
Current assets	5
Property, plant and equipment	14
Goodwill	28
Other non-current assets	23
Cash and cash equivalent (Net borrowings)	(10)
Current and non-current liabilities	(10)
Net effects of investments	50
Enilive | Atenoil | Definitive allocation
Other information
Current assets	5
Property, plant and equipment	30
Goodwill	23
Other non-current assets	17
Cash and cash equivalent (Net borrowings)	(10)
Current and non-current liabilities	(15)
Net effects of investments	€ 50